Net Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,585	$ 1,549
Smart Mobile Devices
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	586	680
Communications Infrastructure & Datacenter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	174	120
Home and Industrial IoT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	328	309
Automotive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	309	266
Non wafer revenue and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	188	174
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	138	131
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,447	1,418
Wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,397	1,375
Non wafer revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 188	$ 174